As filed with the Securities and Exchange Commission on February 15, 2008

                                                             File No. 333-146123

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 2

                        (Check appropriate box or boxes)


                            PIONEER INDEPENDENCE FUND

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                        Copies to: Roger P. Joseph, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

This filing will become effective on February 15, 2008, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Prospectus/Proxy Statement and Part B - Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on October 25, 2007.

                                     PART C

                                OTHER INFORMATION
                            PIONEER INDEPENDENCE FUND


ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Independence Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-42105 and 811-08547), as filed with the Securities and Exchange Commission on April 27, 2007 (Accession No. 0001051010-07-000008), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)           Agreement and Declaration of Trust                                                          (1)
(1)(b)           Certificate of Trust                                                                        (1)
(1)(c)           Establishment and Designation of Class A, Class C and Class Y Shares                        (4)
(1)(d)           Establishment and Designation of Class B Shares                                             (7)
(2)              Amended and Restated By-Laws                                                                (5)
(3)              Not applicable
(4)              Form of Agreement and Plan of Reorganization                                                (8)
(5)              Reference is made to Exhibits (1) and (2) hereof
(6)(a)           Form of Management Contract between the Registrant and Pioneer Investment Management, Inc.  (9)
(6)(b)           Form of Expense Limit Agreement                                                             (9)
(7)(a)           Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.           (4)
(7)(b)           Dealer Sales Agreement                                                                      (5)
(8)               Not applicable
(9)(a)           Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.                (4)
(9)(b)           Amended Appendix A to Custodian Agreement                                                   (6)
(10)(a)          Class A Distribution Plan                                                                   (3)
(10)(b)          Class B Distribution Plan                                                                   (7)
(10)(c)          Class C Distribution Plan                                                                   (3)
(10)(d)          Multi-class Plan Pursuant to Rule 18f-3                                                     (7)
(11)             Opinion of Counsel (legality of securities being offered)                                   (9)
(12)             Final opinion as to tax matters and consent                                                 (*)
(13)(a)          Master Investment Company Service Agreement  between the Registrant and Pioneer             (4)
                 Investment Management Shareholder Services, Inc.
(13)(b)          Amended Exhibit A to Investment Company Service Agreement                                   (6)
(13)(c)          Administration Agreement  between the Registrant and Pioneer Investment Management, Inc.    (5)
(13)(d)          Amended Exhibit 1 to the Administration Agreement                                           (6)
(14)             Consent of Independent Registered Public Accounting Firm                                    (9)
(15)             Not applicable
(16)             Power of Attorney                                                                           (7)
(17)(a)          Code of Ethics - Pioneer Investment Management, Inc.                                        (3)
(17)(b)          Code of Ethics - Pioneer Funds                                                              (3)
(17)(c)          Code of Ethics - Pioneer Funds Distributor, Inc.                                            (3)

(17)(d)          Form of Proxy Card                                                                          (7)
(17)(e)          Prospectus and Statement of Additional Information for Class A Shares of Pioneer            (7)
                 Independence Fund dated April 30, 2007
(17)(f)          Prospectuses and Statement of Additional Information for Class C Shares and Class Y         (7)
                 Shares of Pioneer Independence Fund dated April 30, 2007
(17)(g)          Annual Report of Pioneer Independence Fund for the fiscal year ended December 31, 2006      (7)
(17)(h)          Semi-Annual Report of Pioneer Independence Fund for the fiscal period ended June 30, 2007   (7)
(17)(i)          Prospectuses and Statement of Additional Information for Class A, Class B, Class C Shares   (7)
                 and Class Y Shares of Pioneer Growth Shares dated May 1, 2007.
(17)(j)          Annual Report of Pioneer Growth Shares for the fiscal year ended December 31, 2006          (7)
(17)(k)          Semi-Annual Report of Pioneer Growth Shares for the fiscal period ended June 30, 2007       (7)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") (File Nos. 333-42105; 811-08547) as filed with the Securities and Exchange Commission (the "SEC") on March 12, 1998 (Accession No. 0001051010-99-000047).

 (2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the Registration Statement (File Nos. 333-42105; 811-08547) as filed with the SEC on May 1, 2002 (Accession No. 0001016964-02-000107).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registration Statement (File Nos. 333-42105; 811-08547) as filed with the SEC on April 27, 2005
     (Accession No. 0001016964-05 000151).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registration Statement (File Nos. 333-42105; 811-08547)as filed with the SEC on March 9, 2006 (Accession No. 0001051010-06-000004).

(5) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement (File Nos. 333-42105; 811-08547) as filed with the SEC on February 28, 2007 (Accession No. 0001051010-07-000003).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 13 to the Registration Statement (File No. 333-118448) as filed with the SEC on April 27, 2007 (Accession No. 0001051010-07-000008).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-146123) as filed with the SEC on September 17, 2007 (Accession No. 0001145443-07-003052).

(8) Previously filed. Attached as Exhibit A to the combined Proxy Statement/Prospectus filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-146123) as filed with the SEC on October 25, 2007 (Accession No. 0001145443-07-003303).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-146123) as filed with the SEC on October 25, 2007 (Accession No. 0001145443-07-003303).

 (*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 15th day of February 2008.

                       PIONEER INDEPENDENCE FUND

                       By:        /s/ Daniel K. Kingsbury
                                  -----------------------
                                  Name:    Daniel K. Kingsbury
                                  Title: Trustee and Executive Vice President

            Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                Title                                                 Date
---------                                -----                                                 ----
/s/ John F. Cogan, Jr.*                  Chairman of the Board, Trustee and President          February 15, 2008
-----------------------
John F. Cogan, Jr

/s/ Vincent Nave                         Chief Financial Officer and Treasurer                 February 15, 2008
----------------
Vincent Nave                             (Principal Financial and Accounting Officer)

/s/ Daniel K. Kingsbury                  Trustee and Executive Vice President                  February 15, 2008
-----------------------
Daniel K. Kingsbury

/s/ David R. Bock*                       Trustee                                               February 15, 2008
------------------
David R. Bock

/s/ Mary K. Bush*                        Trustee                                               February 15, 2008
-----------------
Mary K. Bush

/s/ Margaret B.W. Graham*                Trustee                                               February 15, 2008
-------------------------
Margaret B.W. Graham

/s/ Thomas J. Perna*                     Trustee                                               February 15, 2008
--------------------
Thomas J. Perna

/s/ Marguerite A. Piret*                 Trustee                                               February 15, 2008
------------------------
Marguerite A. Piret

/s/ Stephen K. West*                     Trustee                                               February 15, 2008
--------------------
Stephen K. West

/s/ John Winthrop*                       Trustee                                               February 15, 2008
------------------
John Winthrop

* By:       /s/ Daniel K. Kingsbury
            -----------------------
             Daniel K. Kingsbury, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.        Description
-----------        -----------
(12)               Final opinion as to tax matters and consent